RELATED PARTY TRANSACTIONS - Additional Information (Parenthetical) (Detail) - 12 months ended Dec. 31, 2018 - EHY Construction and Engineering Company Limited [Member] - Transactions with affiliated companies [Member]
	USD ($)	HKD ($)
Related Party Transaction [Line Items]
Aggregate contract amount	$ 23,015,000
Contractual term	3 years
Maximum [Member]
Related Party Transaction [Line Items]
Aggregate contract amount	$ 76,613,000	$ 600,000,000